Business Segment Data - Schedule of Consolidated and Combined Statement of Operations Disaggregated by Reportable Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Impairment of proved oil and natural gas properties	$ 67,181	$ 21	$ 6,600	$ 28,871
East Texas Properties [Member]
Segment Reporting Information [Line Items]
Impairment of proved oil and natural gas properties				20,900
East Texas Properties [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Impairment of proved oil and natural gas properties			$ 50,300